Average Annual Total Returns{- Fidelity® New Jersey Municipal Money Market Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-13 - Fidelity® New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.32%	0.60%	0.30%